Property and equipment - Summary of Depreciation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 5,595	$ 7,948	$ 6,165
Cost of Revenue [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	5,018	7,647	5,848
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	245	277	306
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	1	0	5
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 331	$ 24	$ 6